INCOME TAXES (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current expense [Abstract]
Federal	$ 21,397	$ 34,632	$ 31,343
State	2,289	2,349	854
Total current expense	23,686	36,981	32,197
Deferred (benefit) expense [Abstract]
Federal	10,944	(8,624)	10,946
State	1,143	244	1,644
Total deferred (benefit) expense	12,087	(8,380)	12,590
Income tax expense	35,773	28,601	44,787
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income taxes computed at federal statutory rate (21%) on income before income taxes	50,596	38,726	51,001
Benefit from tax-exempt income	(5,613)	(5,901)	(5,964)
Tax credits	(21,561)	(13,064)	(10,075)
Basis reduction on tax credit	1,346	657	738
Tax benefit of equity compensation	(243)	340	(140)
State income taxes, net of federal tax benefit	2,711	2,049	1,973
Affordable housing investments	7,194	6,635	5,825
Other	1,343	(841)	1,429
Income tax expense	35,773	28,601	44,787
Deferred tax assets [Abstract]
Allowance for credit losses	29,754	39,671
Fair value adjustments on business combinations	0	3,870
Deferred compensation	292	235
Postretirement benefits other than pension liability	652	684
Accrued stock-based compensation	1,836	1,654
Other real estate owned write-downs	0	8
Interest on nonaccrual loans	442	1,712
Accrued expenses	7,286	5,647
State net operating loss	1,746	1,959
Deferred tax asset, Leasing liability	15,794	16,947
Federal tax credit carryforwards	3,049	2,854
Deferred Tax Assets, Deferred Income	0	1,691
Other	565	577
Total deferred tax assets	61,416	77,509
Deferred tax liabilities [Abstract]
Tax depreciation greater than book depreciation	(9,117)	(11,923)
FHLB and FRB stock	(3,836)	(4,043)
Mortgage-servicing rights	(3,518)	(2,925)
Leasing activities	(10,860)	(6,661)
Retirement obligations	13,754	10,984
Intangible assets	(16,081)	(13,942)
Deferred loan fees and costs	(933)	0
Prepaid expenses	(680)	(619)
Limited partnership investments	2,957	2,471
Unrealized gains on investment securities	(5,791)	(20,253)
Foreign exchange deferred income	(428)	(2,080)
Deferred Tax Liability, Unrealized gain/loss equity securities	(2,339)	(2,179)
Deferred tax liability, right of use asset	(13,390)	(15,053)
Other	(2,426)	(2,035)
Deferred Tax Liabilities, Gross	(93,010)	(95,168)
Total deferred tax liabilities	(31,594)	(17,659)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued [Abstract]
Balance at beginning of year	2,386	3,006
Decrease resulting from settlements	0	(620)
Balance at end of year	$ 2,386	$ 2,386	$ 3,006
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%
Deferred Tax Assets Operating Loss Carryforwards State And Local Acquired	$ 2,300	$ 2,500
Deferred taxes, business combination, valuation allowance	0	0
Retained Earnings For Which No Deferred Income Tax Liability Has Been Recognized	16,100	16,100
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Bad Debt Reserve for Tax Purposes of Qualified Lender	3,400
Unrecognized tax benefits affecting income tax rate	1,900	1,900
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	0	0
Fair value adjustments on business combinations	$ 6,900	$ 0